August 28, 2006
Filing Desk
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:	Dreyfus Liquid Assets, Inc.
1933 Act File No. 2-49073
1940 Act File No. 811-2410

Gentlemen:

The submission is being made solely to obtain the class identifiers for Class 2 of Dreyfus Liquid Assets, Inc. that were in existence prior to February 6, 2006.

Please address any questions to the undersigned at 212-922-6832.

Thank you.

Very truly yours,

/s/Florence Bryan
Florence Bryan
Senior Paralegal